RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 54	$ 45
Current	9,256	9,193
Total	9,323	9,257
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,310	9,238
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13	19
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	1,502	2,619
Fiscal year before current fiscal year	2,187	1,572
Two years before current fiscal year	1,194	1,034
Three years before current fiscal year	749	544
Four years before current fiscal year	369	263
Prior	179	81
Total Past Due	13	29
Current	6,162	6,080
Total	6,180	6,113
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	1,502	2,619
Fiscal year before current fiscal year	2,186	1,571
Two years before current fiscal year	1,193	1,033
Three years before current fiscal year	748	543
Four years before current fiscal year	368	262
Prior	178	81
Total	6,175	6,109
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	1
Two years before current fiscal year	1	1
Three years before current fiscal year	1	1
Four years before current fiscal year	1	1
Prior	1	0
Total	5	4
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	417	793
Fiscal year before current fiscal year	663	451
Two years before current fiscal year	381	303
Three years before current fiscal year	243	175
Four years before current fiscal year	130	87
Prior	90	72
Total Past Due	22	5
Current	1,898	1,864
Total	1,924	1,881
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	417	792
Fiscal year before current fiscal year	662	448
Two years before current fiscal year	380	299
Three years before current fiscal year	242	173
Four years before current fiscal year	130	86
Prior	89	71
Total	1,920	1,869
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	1
Fiscal year before current fiscal year	1	3
Two years before current fiscal year	1	4
Three years before current fiscal year	1	2
Four years before current fiscal year	0	1
Prior	1	1
Total	4	12
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	284	544
Fiscal year before current fiscal year	431	271
Two years before current fiscal year	206	196
Three years before current fiscal year	134	118
Four years before current fiscal year	68	39
Prior	10	2
Total Past Due	19	11
Current	1,110	1,156
Total	1,133	1,170
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	284	544
Fiscal year before current fiscal year	429	270
Two years before current fiscal year	204	195
Three years before current fiscal year	134	117
Four years before current fiscal year	68	39
Prior	10	2
Total	1,129	1,167
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	2	1
Two years before current fiscal year	2	1
Three years before current fiscal year	0	1
Four years before current fiscal year	0	0
Prior	0	0
Total	4	3
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	86	93
Total	86	93
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	86	93
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45	40
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	29
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	4
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	7
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	5
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	4
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	3
Current	9,266	9,051
Total	9,323	9,127
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,271	9,054
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	52	73
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	2,728	2,722
Total	2,746	2,753
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,728	2,722
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	31
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	603	537
Total	636	579
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	603	537
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	33	42
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	3
Current	674	542
Total	680	545
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	679	545
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	5,261	5,250
Total	5,261	5,250
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,261	5,250
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	3
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	3
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0